UNITED STATES
                     SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                             FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if amendment [ ]; Amendment Number:
This Amendment (check only one):              [ ] is a restatement.
                                              [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name       Advocacy Wealth Management Services, LLC
Address    3350 Riverwood Parkway, STE GL-28
           Atlanta, GA
           30339

Form 13F File Number:    028-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name    Thomas Johnson
Title   Chief Compliance Officer
Phone   (404)262-9283

Signature, Place, and Date of Signing:

/s/ Thomas Johnson       Atlanta, GA       February 12, 2013
------------------       -------------       -----------------
[Signature]              [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                                 FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:           0
Form 13F Information Table Entry Total:      17
Form 13F Information Table Value Total:      14,261   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                              FORM 13F INFORMATION TABLE

             COL 1                 COL 2          COL 3     COL 4          COL 5       COL 6    COL 7                COL 8
                                                              US $    SHARES
                                                             VALUE        OR SH/ PUT/ INVSTMT   OTHER          VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)   PRN AMT PRN CALL DSCRETN  MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- --------- --- ---- ------- ---------- --------- -------- --------
ANNALY CAPITAL                 Common           035710409      460     32109 SH       Sole                       0        0    32109
AT&T INC                       Common           00206R102      450     12850 SH       Sole                       0        0    12850
FERRELLGAS PARTNERS            Common           315293100      420     23689 SH       Sole                       0        0    23689
INDEXIQ ETF TR IQ              Common           45409B602      382     14500 SH       Sole                       0        0    14500
PPL CORP                       Common           69351T106      348     11950 SH       Sole                       0        0    11950
PROSPECT CAP CORP              Common           74348T102      265     24075 SH       Sole                       0        0    24075
SPDR S&P 500 ETF               Common           78462F103     1879     12866 SH       Sole                       0        0    12866
SPDR SER TR BARCLAYS           Common           78464A417     3184     77607 SH       Sole                       0        0    77607
VANGUARD BD INDEX FD           Common           921937819      930     10545 SH       Sole                       0        0    10545
VANGUARD BD INDEX FD           Common           921937827      905     11170 SH       Sole                       0        0    11170
VANGUARD INDEX FDS             Common           922908611      816     10920 SH       Sole                       0        0    10920
VANGUARD INDEX FDS             Common           922908637      765     11444 SH       Sole                       0        0    11444
VANGUARD INDEX TR              Common           922908652      933     15020 SH       Sole                       0        0    15020
VANGUARD INTL EQUITY           Common           922042858      523     11505 SH       Sole                       0        0    11505
VANGUARD SCOTTSDALE            Common           92206C409      877     10940 SH       Sole                       0        0    10940
VANGUARD TAX-MANAGED           Common           921943858      867     24205 SH       Sole                       0        0    24205
VECTOR GROUP LTD               Common           92240M108      257     16575 SH       Sole                       0        0    16575